Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income taxes

17.    Income Taxes

The components of income tax expense (benefit) are as follows:

Years ended December 31,	2023	2022
Current:	$—	$—
Kingdom of Lesotho	—	—
Republic of Malta	—	—
United Kingdom	—	—
	$—	$—

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

Deferred tax assets and liabilities have not been recognized for the following:

Years ended December 31,	2023	2022
Net loss before income taxes:	$(32,275,070)	$(11,657,674)
Statutory income tax rate	26.50%	26.50%

Income tax benefit	(8,552,894)	(3,089,284)
Non-deductible items	7,671,563	1,664,757
Non-taxable items	(759,559)	(3,420,469)
Foreign rate differential	1,630,735	(323,877)
Unrecognized loss carryforwards	10,155	5,168,873
	$—	$—

The Company has reconciled to the average statutory tax rate of the Kingdom of Lesotho (10%), the Republic of Malta (35%), the United Kingdom (25%), and the Republic of Portugal (21%).

Deferred tax assets

At December 31,	2023	2022
Net operating loss before carryforwards	$—	$—
Unrecognized loss carryforwards	$—	$—

Deferred tax assets have not been recognized in respect of unutilized tax losses carried forward because it is not probable that future taxable profit will be available against which the Company can use the benefits therefrom.